Mining Equipment, Net	9 Months Ended
Sep. 30, 2021
Gryphon Digital Mining, Inc. [Member]
Mining Equipment, Net [Line Items]
MINING EQUIPMENT, NET

NOTE 4 — MINING EQUIPMENT, NET

As of September 30, 2021, mining equipment consisted of 309 and 287 operational and nonoperational, respectively, bitcoin mining machines. The cost basis of the operational and nonoperational bitcoin mining machines was $1,888,000 and $1,768,000, respectively for a total cost basis of $3,656,000 with accumulated depreciation of approximately $26,000.